Intangible Assets & Goodwill - Summary of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance	$ 122,485		$ 93,800	$ 30,036	$ 30,036	$ 12,477
Adjustments to purchase price allocation			3,061
Acquired license agreements					887
Additions			72,268		65,870	15,656
Amortization expense	(3,300)	$ (500)	(7,847)	(1,700)	(2,993)	(1,753)
Net amount, ending balance	161,282		161,282		93,800	30,036
Previously Reported [Member]
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance	123,106		90,144	26,380	26,380
Amortization expense					(2,992)
Net amount, ending balance					90,144	26,380
Licenses
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance			84,517	24,538	24,538	11,568
Adjustments to purchase price allocation			3,061
Acquired license agreements					887
Additions			68,493		61,400	14,300
Amortization expense			(5,593)		(2,308)	1,330
Net amount, ending balance	150,478		150,478		84,517	24,538
Moxie Brand
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance			2,828
Additions					2,960
Amortization expense			(740)		(132)
Net amount, ending balance	2,088		2,088		2,828
Tradenames
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance			2,109	800	800	900
Additions			100		1,510
Amortization expense			(741)		(201)	100
Net amount, ending balance	1,468		1,468		2,109	800
Customer Relationship
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance			683	883	883
Additions						1,000
Amortization expense			(151)		(200)	117
Net amount, ending balance	532		532		683	883
Non-compete
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance			7	25	25
Additions			86			35
Amortization expense			(93)		(18)	10
Net amount, ending balance					7	25
Trademarks
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance				134	134	9
Additions						321
Amortization expense					(134)	196
Net amount, ending balance						134
Internal Use Software
Finite Lived Intangible Assets [Line Items]
Net amount, beginning balance			3,656	$ 3,656	3,656
Additions			3,589
Amortization expense			(529)
Net amount, ending balance	$ 6,716		$ 6,716		$ 3,656	$ 3,656